SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 15, 2025	Oct. 01, 2025	Oct. 31, 2024	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Nov. 06, 2025	Nov. 04, 2025
SUBSEQUENT EVENTS
Net proceeds from issuance of common stock			$ 5,700,000
Payments of commissions						$ 258,268	$ 166,341
ATM offerings
SUBSEQUENT EVENTS
Aggregate offering price									$ 8,157,932
Number of shares issued				1,184,957	10,759	10,759
Net proceeds from issuance of common stock				$ 853,339	$ 30,749	$ 30,749
Payments of commissions				$ 26,417	$ 983	$ 983
Subsequent events | Related party | Patrick Horsman
SUBSEQUENT EVENTS
Monthly consulting compensation		$ 29,167
Subsequent events | Services Provider and Strategic Advisor services involving Josh Kruger | Related party
SUBSEQUENT EVENTS
Threshold annual compensation								$ 720,000
Subsequent events | Services Provider and Strategic Advisor services involving Patrick Horsman | Related party
SUBSEQUENT EVENTS
Annual compensation amount		$ 720,000
Subsequent events | ATM offerings
SUBSEQUENT EVENTS
Aggregate offering price									$ 8,157,932
Number of shares issued	10,759
Net proceeds from issuance of common stock	$ 31,791
Payments of commissions	$ 983